Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 4 – Property and Equipment, net

As of June 30, 2025 and December 31, 2024, the property and equipment consisted of the following:

	June 30,	December 31,
	2025	2024
	(Unaudited)	(Audited)
Land	$444,906	$444,906
Buildings and recreational facilities	2,543,071	2,262,814
Properties improvements	1,978,759	1,939,018
Furniture and equipment	201,104	190,288
	5,167,840	4,837,026
Less - accumulated depreciation	(1,855,898)	(1,753,103)
	$3,311,942	$3,083,923

Depreciation expenses for the six months ended June 30, 2025 and 2024, were $102,797 and $100,038, respectively.

Note 4 – Property and Equipment, net

As of December 31, 2024 and 2023, the property and equipment consisted of the following:

	As of December 31,
	2024	2023
Land	$444,906	$444,906
Buildings and recreational facilities	2,262,814	2,242,904
Properties improvements	1,939,018	1,790,213
Furniture and equipment	190,288	128,888
	4,837,026	4,606,911
Less - accumulated depreciation	(1,753,103)	(1,551,990)
	$3,083,923	$3,054,921

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022, were $201,113, $174,207 and $163,371, respectively.